Consolidated Statements of Changes in Equity (Deficit) - USD ($) $ in Thousands		Share capital and premium	Reserve from share-based payment transactions	Warrants	Transactions with non- controlling interests	Foreign currency translation reserve	Accumulated deficit	Total	Non- controlling interests	Previously stated	Total
Balance at Dec. 31, 2019		$ 45,636	$ 4,862	$ 464	$ 261	$ 497	$ (51,706)	$ 14			$ 14
Income (loss)							(3,482)	(3,482)	(53)	$ (3,535)	(3,535)
Warrants reclassification				(464)				(464)			(464)
Issue of share capital, net of issue expenses	[1]	2,763		2,207				4,970			4,970
Conversion of convertible debentures (Note 14b)		3						3			3
Non-controlling interests					298			298	53		351
Expiration of share options		638	(638)
Cost of share-based payment			91					91			91
Balance at Dec. 31, 2020		49,040	4,315	2,207	559	497	(55,188)	1,430			1,430
Income (loss)							(5,789)	(5,789)			(5,789)
Issue of share capital, net of issue expenses	[2]	3,364		4,335				7,699			7,699
Exercise of warrants	[3]	6,110		(1,352)				4,758			4,758
Expiration of share options		27	(27)
Cost of share-based payment			43					43			43
Balance at Dec. 31, 2021		58,541	4,331	5,190	559	497	(60,977)	8,141			8,141
Income (loss)							(5,759)	(5,759)			(5,759)
Expiration of share options		6	(6)
Cost of share-based payment			655					655			655
Balance at Jun. 30, 2022		58,547	4,980	5,190	559	497	(66,736)	3,037			3,037
Balance at Dec. 31, 2021		58,541	4,331	5,190	559	497	(60,977)	8,141			8,141
Income (loss)							(2,592)	(2,592)			(2,592)
Exercise of warrants		3						3			3
Cost of share-based payment		48	849					897			897
Balance at Dec. 31, 2022		58,592	5,180	5,190	559	497	(63,569)	6,449		$ 6,449	6,449
Income (loss)							(2,880)	(2,880)	(52)		(2,932)
Issue of share capital in respect of investment in affiliate		288						288			288
Sale of minority interest in subsidiary					153			153	2,734		2,887
Issue of shares, net of issue expenses		(45)						(45)			(45)
Cost of share-based payment		63	68					131			131
Balance at Jun. 30, 2023		$ 58,898	$ 5,248	$ 5,190	$ 712	$ 497	$ (66,449)	$ 4,096	$ 2,682		$ 6,778

[1]	Net of issue expenses of $784
[2]	Net of issue expenses of $449
[3]	Net of issue expenses of $358